Long-Term Investment - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended	0 Months Ended
	Dec. 25, 2014	Nov. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 16, 2011	Nov. 30, 2014	Nov. 18, 2013	Dec. 17, 2012	Nov. 30, 2011	Sep. 30, 2012	Feb. 28, 2013	Jan. 31, 2012	Aug. 31, 2014
Schedule of Equity Method Investments [Line Items]
Available-for-sale investments			$ 9,014,000
Recognized gain on available for sale securities on acquisition date		1,200,000
Investment gain (loss) recognized			(4,309,000)	(5,297,000)	(642,000)
Equity method Investment			3,231,000	4,811,000
Cost method investment			23,900,000	4,500,000
Deposit in HSBC	12,900,000		13,000,000
Fixed interest rate	4.02%
Investment maturity period	2 years
Adagene
Schedule of Equity Method Investments [Line Items]
Investment to acquire common stock						2,000	1,000,000
Equity Method Investment Ownership Percentage			21.60%	15.80%			21.60%
Convertible note						1,300,000
Investment gain (loss) recognized			(600,000)	(900,000)	0
Equity method Investment			767,000	410,000
WuXi MedImmune
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Ownership Percentage			50.00%	50.00%
Investment gain (loss) recognized			(1,200,000)	(2,700,000)	(600,000)
Equity method Investment as cost					5,500,000
Equity method Investment			889,000	2,117,000
QB3
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Ownership Percentage			13.30%	13.30%					13.30%
Investment gain (loss) recognized			100,000	0	0
Equity method Investment			561,000	500,000					500,000
Phagelux Inc
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Ownership Percentage			42.90%	20.00%
Investment gain (loss) recognized			500,000	0
Equity method Investment			1,014,000	500,000
Phagelux Inc | Maximum
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Ownership Percentage								60.00%
Equity method Investment								3,000,000
Number of shares to be issued by investee								200,000
Phagelux Inc | Investment
Schedule of Equity Method Investments [Line Items]
Equity method Investment			1,500,000
Agios
Schedule of Equity Method Investments [Line Items]
Available-for-sale investments										3,000,000
Realized Gain			7,200,000
Available-for-sale investments reclassification adjustment			2,300,000
FMI
Schedule of Equity Method Investments [Line Items]
Available-for-sale investments											1,000,000
Realized Gain			1,500,000
Available-for-sale investments reclassification adjustment			1,600,000
Callidus Biopharma, Inc
Schedule of Equity Method Investments [Line Items]
Available-for-sale investments												2,000,000	1,000,000
Dividends received		200,000
Amicus
Schedule of Equity Method Investments [Line Items]
Available-for-sale investments		4,000,000	4,232,000
Realized Gain			7,900,000
Available-for-sale investments reclassification adjustment			300,000
Available-for-sale investments, sold			1,400,000
Juno Therapeutics, Inc.
Schedule of Equity Method Investments [Line Items]
Available-for-sale investments			$ 4,782,000											$ 1,000,000